Securitisations - Transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 222,215	£ 214,266
Associated liabilities	(128,408)	(129,058)
Credit cards, unsecured and other retail lending | Loans and advances at amortised cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	1,303	1,033
Assets Fair value	1,423	1,121
Associated liabilities	(1,225)	(1,019)
Liabilities fair value	(1,219)	(1,033)
Assets that entity continues to recognise to extent of continuing involvement	£ 249	£ 0